Regulatory Requirements	12 Months Ended
Mar. 31, 2011
Regulatory Requirements
Regulatory Requirements

18. Regulatory requirements:

The Financial Services Agency (the "FSA") requires financial conglomerates to maintain net capital not less than the required capital on a consolidated basis under the "Guideline for Financial Conglomerate Supervision", unless otherwise specified by other law a notice. The Company calculates its consolidated capital adequacy ratio according to the "Criteria for bank holding companies to judge whether their capital adequacy status is appropriate in light of their own and their subsidiaries' asset holdings, etc. under Article 52-25 of the Banking Act" (the "Bank Holding Companies Notice"), as permitted under the provision in the "Comprehensive Guidelines for Supervision of Financial Instruments Business Operators, etc." from the end of March, 2009. As Nomura calculates its consolidated capital adequacy ratio according to the Bank Holding Companies Notice, Nomura converts each risk by multiplying the amount by 12.5; therefore Nomura examines whether it abides by this requirement by confirming that the capital/risk-weighted asset ratio is higher than 8%. As of March 31, 2010 and 2011, the Company was in compliance with the minimum capital requirement.

Under the Financial Instruments and Exchange Act (the "FIEA") NSC is subject to the capital adequacy rules of the FSA. This rule requires the maintenance of a capital adequacy ratio, which is defined as the ratio of adjusted capital to a quantified total of business risk, of not less than 120%. Adjusted capital is defined as net worth (which includes shareholders' equity, net unrealized gains and losses on securities held, reserves and subordinated debts) less illiquid assets. The business risks are divided into three categories: (1) market risks, (2) counterparty risks, and (3) basic risks. Under this rule, there are no restrictions on the operations of the companies provided that the resulting net capital adequacy ratio exceeds 120%. As of March 31, 2010 and 2011, the capital adequacy ratio of NSC exceeded 120%.

Financial Instruments Firms in Japan are required to segregate cash deposited by clients on securities transactions under the FIEA. As of March 31, 2010 and 2011, NSC segregated bonds with a market value of ¥305,017 million and ¥394,863 million ($4,771 million) which were either included in Trading assets on the accompanying consolidated balance sheets or borrowed under lending and borrowing securities contracts, as a substitute for cash.

In the U.S., Nomura Securities International, Inc. ("NSI") is registered as a broker-dealer under the Securities Exchange Act of 1934 and as a futures commission merchant with the Commodity Futures Trading Commission ("CFTC"). NSI is also regulated by self-regulatory organizations, such as the Financial Industry Regulatory Authority and the Chicago Mercantile Exchange Group as its designated self regulatory organization. NSI is subject to the Securities and Exchange Commission's Uniform Net Capital Rule ("Rule 15c3-1") and other related rules, which require net capital, as defined under the alternative method, of not less than the greater of $1,000,000 or 2% of aggregate debit items arising from client transactions. The subsidiary is also subject to CFTC Regulation 1.17 which requires the maintenance of net capital of 8% of the total risk margin requirement, as defined, for all positions carried in client accounts and nonclient accounts or $1,000,000, whichever is greater. The subsidiary is required to maintain net capital in accordance with the SEC, CFTC, or other various exchange requirements, whichever is greater. As of March 31, 2010 and 2011, the subsidiary was in compliance with all applicable regulatory capital adequacy requirements.

In Europe, the Nomura Europe Holdings plc ("NEHS") group is regulated on a consolidated basis by the Financial Services Authority in the U.K., which imposes minimum capital adequacy requirements to the NEHS group. Nomura International plc ("NIP"), the most significant of NEHS' subsidiaries, acts as a securities brokerage and dealing business. NIP is regulated and has minimum capital adequacy requirements imposed on it on a standalone basis by the Financial Services Authority in the U.K.. Nomura Bank International plc ("NBI"), another subsidiary of NEHS, is also regulated by the Financial Services Authority in the U.K. on a standalone basis. As of March 31, 2010 and 2011, the NEHS group, NIP and NBI were in compliance with all relevant regulatory capital related requirements.

In Asia, Nomura International (Hong Kong) Limited ("NIHK") and Nomura Singapore Ltd ("NSL") are regulated by the respective authorities. NIHK is licensed by the Securities and Futures Commission in Hong Kong to carry out regulated activities including the provision of securities brokerage and dealing, underwriting, investment advisory and securities margin financing services for its clients. NIHK has a branch located in Taiwan which is regulated by its local regulators under its respective jurisdictions. Activities of NIHK including its branches are subject to the Securities and Futures (Financial Resources) Rules which requires it, at all times, to maintain its liquid capital at a level not less than its required liquid capital. Liquid capital means an amount by which its liquid assets exceed its ranking liabilities. Required liquid capital is calculated in accordance with the provisions laid down in the Securities and Futures (Financial Resources) Rules. NSL is a merchant bank with Asian Currency Unit ("ACU") license governed by the Monetary Authority of Singapore ("MAS"). NSL carries out its ACU regulated activities including, among others, securities brokerage and dealing business. The regulations require NSL to maintain a minimum capital of SGD3 million. Currently, NSL is observing relevant financial ratios which fulfill the requirement from MAS. As of March 31, 2010 and 2011, NIHK and NSL were in compliance with all relevant regulatory capital related requirements.